INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination
Schedule of investments by type

	December 31,	December 31,
	2019	2018
Investments in associates and joint ventures	140,934	14,338
Goodwill	161,464	—
Other investments evaluated at fair value through other comprehensive income	20,048	—
	322,446	14,338

Schedule of investments in associates and joint ventures

	Information of joint ventures as of			Company Participation
	December 31,
	2019			In equity		In the income of the year
		Income	Participation
		of the	equity	December 31,	December 31,	December 31,	December 31,
	Equity	year	(%)	2019	2018	2019	2018
Associate
Ensyn Corporation (1)	252	(268)	25.30%	21,437	—	12,860	—
Spinnova (1)			24.06%	86,969	—	(1,332)	—
				108,406	—	11,528	—

Joint ventures
Ibema			49.90%	28,487	14,338	20,307	8,676
F&E Technologies LLC			50.00%	4,041		134
				32,528	14,338	20,441	8,676
				140,934	14,338	31,969	8,676
1)	Investment by which the Company has had significant influence and, therefore, value by the equity method, Note 3.1.5.

Fibria
Business Combination
Schedule of assets acquired and liabilities assumed at the fair value in a business combination

The assets acquired and liabilities assumed at the fair value are set forth below in millions of Brazilian Reais:

	Fair value		Fair value
Assets		Liabilities
Current		Current
Cash and cash equivalents	1,795	Loans and financing	3,136
Marketable securities	4,316	Derivative financial instruments	276
Derivative financial instruments	211	Lease liabilities	376
Trade accounts receivable	1,302	Trade accounts payable	3,427
Inventories	6,187	Payroll and charges	402
Recoverable taxes	261	Taxes payable	129
Other assets	213	Dividends payable	6
		Other liabilities	126
Total current assets	14,285	Total current liabilities	7,878

Non-current		Non-current
Marketable securities	173	Loans and financing	17,591
Derivative financial instruments	455	Lease liabilities	2,599
Recoverable taxes	988	Derivative financial instruments	126
Advances to suppliers	604	Provision for contingencies, net	3,182
Judicial deposits	210	Deferred taxes	558
Deferred taxes	1,567	Other liabilities	251
Other assets	227
	4,224	Total non-current liabilities	24,307
Investments	200	Total liabilities	32,185
Biological assets	4,580
Property, plant and equipment	24,961
Right of use	2,916
Intangible assets
Other intangible assets	309
Customer portfolio	9,031
Software	21
Cultivars	143
Supplier agreements	172	Equity
Port concession	749
Fair value adjustment of lease agreements	44	Shareholders' equity	37,236
Goodwill	7,897
	51,023	Non-controlling interest	111
Total non-current assets	55,247	Total equity	37,347
Total asset	69,532	Total liabilities and shareholders' equity	69,532